Segment Information - Additional Information (Detail) - segment	3 Months Ended	4 Months Ended
	Mar. 31, 2019	Aug. 08, 2019
Segment Reporting Information [Line Items]
Number of reportable segments	2
Subsequent Event
Segment Reporting Information [Line Items]
Number of reportable segments		2